Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2022
Revenue From Contracts With Customers [Abstract]
Schedule of Deferred Revenue
The movements in deferred revenue during year December 31, 2022 are comprised of the following:

	December 31, 2022	December 31, 2021
Gold ounces delivered(1)	10,082	5,173

Balance, beginning of year	$94,222	$—
Advances received(2)	3,207	100,000
Accretion expense	3,407	1,501
Amortization of deferred revenue(3)	(14,781)	(7,279)
Balance, end of year	$86,055	$94,222

Current portion	$16,580	$10,511
Non-current portion	69,476	83,711

(1)        During the year ended December 31, 2022, the Company delivered 10,082 ounces of gold to Royal Gold for average consideration of $359 per ounce. At December 31, 2022, a cumulative 15,255 ounces of gold have been delivered under the PMPA.
(2)    During the year ended December 31, 2022, the Company received $1.7 million in Resource Growth Advance and $1.5 million in Exploration Advance, which were recognized as deferred revenue during the period.
(3) Amortization of deferred revenue during the year ended December 31, 2022 includes $0.3 million for change in estimate in relation to additional advances received and the related change in life-of-mine production ounces.